Capital Requirements and Restriction on Retained Earnings - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Net profits available to pay dividends to CBI	$ 36,440